Document and Entity Information	Jun. 07, 2022
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Document Period End Date	Jun. 07, 2022
Entity Registrant Name	SITIO ROYALTIES CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38158
Entity Tax Identification Number	82-0820780
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	640-7620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Central Index Key	0001703785
Amendment Flag	false
Former Address [Member]
Affiliate, Collateralized Security [Line Items]
Entity Address, Address Line One	609 Main Street
Entity Address, Address Line Two	Suite 3950
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
Class A Common Stock, par value $0.0001 per share [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	STR
Security Exchange Name	NASDAQ
Warrants, each to purchase one share Class A Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each to purchase one share of Class A common stock
Trading Symbol	STRDW
Security Exchange Name	NASDAQ